CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 61,158	$ 22,365	$ 8,819
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	302	184	204
Share-based compensation expenses	1,557	1,947	2,436
Allowance for doubtful accounts	78	(33)	186
Loss (gains) on marketable securities, net	3	(21)	(1)
Changes in fair value of marketable securities, net		291	29
Finance income, net	(835)	(45)
Deferred income taxes, net	(594)	(592)	(580)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	449	(571)	(2,699)
Increase in other receivables	(1,316)	(1,171)	(1,021)
Increase in inventories	(2,445)	(1,891)	(2,342)
Increase in accounts payable	92	541	1,506
Increase in other liabilities	4,094	2,631	3,982
Increase in contract liabilities	9,663	5,251	4,090
Increase (decrease) in accrued contingencies	(10,000)	8,000
Net cash provided by operating activities	62,206	36,886	14,609
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposit	(47,810)	(10,000)
Proceeds from short-term deposit	29,500
Purchase of fixed assets	(693)	(381)	(189)
Other Investments	(600)
Purchase of marketable securities	(165,423)	(38,346)	(5,697)
Proceeds from sale of marketable securities	72,574	18,988	202
Net cash used in investing activities	(112,452)	(29,739)	(5,684)
CASH FLOWS FROM FINANCING ACTIVITIES:
Transaction with redeemable non-controlling interest			1,729
Proceeds from initial public offering of ordinary shares, net of offering costs	69,784
Exercise of options	389	186	56
Net cash provided by financing activities	70,173	186	1,785
EFFECT OF EXCHANGE RATE CHANGES ON CASH	79	(205)	187
NET INCREASE IN CASH AND CASH EQUIVALENTS	20,006	7,128	10,897
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	24,721	17,593	6,696
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	44,727	24,721	17,593
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	1,415	1,800	737
Interest received	1,525	662	605
NON-CASH ACTIVITIES
Deferred offering costs in accounts payable		895
Recognition of operating lease ROU and liabilities	$ 417